Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Apr. 20, 2018	Mar. 01, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Third Avenue Value Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class (TVFVX)
Account Value	$ 19,566	$ 16,696	$ 14,626	$ 14,016	$ 8,463	$ 9,829	$ 10,381			$ 11,542	$ 9,777	$ 9,610	$ 10,000
Third Avenue Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class (TAVFX)
Account Value	$ 20,076	17,089	14,931	14,272	8,596	9,956	10,492			11,635	9,829	9,636	10,000
Third Avenue Value Fund - Z Class
Account Value [Line Items]
Line Graph and Table Measure Name	Z Class (TAVZX)
Account Value	$ 16,943	14,408	12,577	12,007	7,225	8,361	8,800		$ 10,000
Third Avenue Small-Cap Value Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class (TVSVX)
Account Value	$ 21,216	17,222	16,586	16,384	11,420	13,330	12,561			12,848	10,512	9,851	10,000
Third Avenue Small-Cap Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class (TASCX)
Account Value	$ 21,745	17,616	16,920	16,669	11,592	13,503	12,691			12,944	10,559	9,873	10,000
Third Avenue Small-Cap Value Fund - Z Class
Account Value [Line Items]
Line Graph and Table Measure Name	Z Class (TASZX)
Account Value	$ 17,066	13,812	13,254	13,044	9,058	10,536	9,898		10,000
Third Avenue Real Estate Value Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class (TVRVX)
Account Value	$ 14,290	10,191	10,408	13,848	9,437	11,703	10,549			11,920	10,091	10,112	10,000
Third Avenue Real Estate Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class (TAREX)
Account Value	$ 14,657	10,428	10,621	14,094	9,584	11,853	10,658			12,009	10,142	10,137	10,000
Third Avenue Real Estate Value Fund - Z Class
Account Value [Line Items]
Line Graph and Table Measure Name	Z Class (TARZX)
Account Value	$ 12,061	8,574	8,725	11,564	7,855	9,709	8,723		10,000
Third Avenue International Real Estate Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class (REIFX)
Account Value	$ 16,830	14,053	13,761	17,450	12,842	13,681	11,845			11,920	10,106	10,208	10,000
Third Avenue International Real Estate Value Fund - Z Class
Account Value [Line Items]
Line Graph and Table Measure Name	Z Class (REIZX)
Account Value	$ 12,961	10,828	10,603	13,451	9,903	10,541	9,126	$ 10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,798	19,956	17,970	21,939	15,554	14,826	13,080		10,000	12,860	10,416	10,233	10,000
MSCI USA All Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA All Cap Index
Account Value	$ 32,582	23,614	21,762	26,068	18,059	16,362	14,419			13,521	10,906	10,448	10,000
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 14,264	11,458	10,122	12,916	9,479	10,122	9,062	10,000		11,951	9,690	9,864	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 20,280	15,390	17,087	19,141	11,650	13,534	13,112			13,189	10,568	9,712	10,000
MSCI USA Small Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Small Cap Value Index
Account Value	$ 21,716	16,274	17,578	18,891	11,781	13,670	13,041			13,189	10,680	9,934	10,000
FTSE EPRA/NAREIT Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index
Account Value	$ 14,561	11,214	11,808	15,599	10,880	13,981	11,512		10,000	11,372	10,615	10,268	10,000
MSCI ACWI IMI Core Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Core Real Estate Index
Account Value	$ 14,751	11,314	11,693	15,650	11,353	14,217	11,647		$ 10,000	11,893	10,739	10,295	10,000
FTSE EPRA Nareit Global ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Global ex US Index
Account Value	$ 8,816	7,380	7,456	10,888	8,780	10,849	8,994	10,000		11,559	9,960	9,793	10,000
MSCI ACWI ex USA IMI Core Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Core Real Estate Index
Account Value	$ 9,073	$ 7,438	$ 7,424	$ 10,837	$ 8,692	$ 10,721	$ 8,890	$ 10,000		$ 11,891	$ 10,235	$ 10,037	$ 10,000